EXPLANATORY NOTE

The XBRL interactive data file included as an exhibit to this filing relates to the supplement to Artisan Partners Funds, Inc.’s Prospectuses and Statements of Additional Information, each dated February 1, 2012, filed with the Securities and Exchange Commission on February 6, 2012 under Rule 497(c) (SEC Accession No. 0001193125-12-041187).